Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The following are the contractual maturities of financial liabilities at December 31, 2020:

		Payment Due by Period[1,2]
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	21,667	21,667	-	-	-
Long-term debt[3]	Yes-Liability	21,567	15,000	6,567	-	-
Lease obligations[4]	Yes-Liability	2,243	1,760	483	-	-
Drilling commitment	No	1,000	-	1,000	-	-
Other long-term liabilities	Yes-Liability	544	-	544	-	-
Derivative commodity contracts	Yes-Liability	398	398	-	-	-
Equipment and facility leases (short-term)[5]	No	21	21	-	-	-
Total		47,440	38,846	8,594	-	-
[1]	Payments exclude ongoing operating costs, and finance costs.
[2]	Payments denominated in foreign currencies have been translated at December 31, 2020 exchange rates.
[3]	Excludes deferred financing costs of $0.1 million.

[4] These amounts include the notional principal and interest payments.

[5]	Equipment leases include one facility contract.
The principal commitments of the Company are as follows:
		Payment Due by Period[1,2]
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	21,667	21,667	-	-	-
Long-term debt[3]	Yes-Liability	21,567	15,000	6,567	-	-
Lease obligations[4]	Yes-Liability	2,243	1,760	483	-	-
Drilling commitment	No	1,000	-	1,000	-	-
Other long-term liabilities	Yes-Liability	544	-	544	-	-
Derivative commodity contracts	Yes-Liability	398	398	-	-	-
Equipment and facility leases (short-term)[5]	No	21	21	-	-	-
Total		47,440	38,846	8,594	-	-

[1]	Payments exclude ongoing operating costs, and finance costs.
[2]	Payments denominated in foreign currencies have been translated at December 31, 2020 exchange rates.
[3]	Excludes deferred financing costs of $0.1 million.
[4]	These amounts include the notional principal and interest payments.
[5]	Equipment leases include one facility contract.